Rehabilitation and Closure Cost Provision - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2018 CAD ($)	Apr. 30, 2018 MXN ($)	Apr. 30, 2017 CAD ($)	Apr. 30, 2016 CAD ($)
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Rehabilitation expenses	$ 1,162		$ 1,131	$ 1,091
Decommissioning rehabilitation costs	$ 1,280	$ 18,729	$ 1,347
Discount rate	8.00%	8.00%	8.00%
Inflation rate	3.50%	3.50%	3.50%
Bottom of range [member]
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Mine life	5 years	5 years
Top of range [member]
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Mine life	10 years	10 years